Related Parties	6 Months Ended
Jun. 30, 2024
Related Parties [Abstract]
RELATED PARTIES

NOTE 4 - RELATED PARTIES

The following transactions arose with related parties:

Transactions and balances with related parties:

1.	Shareholders and other related parties’ benefits

	June 30, 2024	June 30, 2023
Salary and related expenses – officers and directors	881	907
Share based payment – officers and directors	652	712

2.	Balances with related parties

Name	Nature of transaction	June 30, 2024	December 31, 2023
Officers	Salaries and related	(374)	(314)
Directors	Compensation for directors	(30)	(40)